SHARE-BASED PAYMENT (Details 1)	12 Months Ended
Dec. 31, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Weighted Average exercise price | $ / shares	$ 4.9
Range 076 To 471 [Member] | Share-based payment arrangements [member]
IfrsStatementLineItems [Line Items]
Options outstanding | shares	2,626,113 [1]
Weighted Average remaining contractual Term	6 years 2 months 26 days
Weighted Average exercise price | $ / shares	$ 2.67
Options exercisable | shares	1,358,925

[1]	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2024 and 2023, respectively.